12. INCOME TAXES: Schedule of tax credits and unused tax losses (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Schedule of tax credits and unused tax losses

	2023	Expiry Date Range	2022	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(912,000)	No expiry date	(1,347,000)	No expiry date
Property and equipment	14,000	No expiry date	14,000	No expiry date
Share issue costs	167,000	2024 to 2027	297,000	2023 to 2026
Allowable capital losses	3,793,000	No expiry date	3,762,000	No expiry date
Non-capital losses available for future periods	19,550,000	2027 to 2043	19,521,000	2026 to 2042